Other (Expenses)/Income - Schedule of Other (Expenses)/Income (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule Of Other Expenses Income Abstract
Government grants	[1]				RM 28,000
Interest income		316	71	1,544
Foreign exchange loss		(121,774)	(27,246)	(9,591)
Other (expenses)/income		294,751	65,947	42,140	(84,743)
Total other (expenses)/income		RM 173,293	$ 38,772	RM 34,093	RM (56,743)

[1]	The Group obtained bioagrotech and biopharmaceutical employability grants of MYR28,000 during the year ended December 31, 2022. Government grant represented conditional cash subsidies received from the local government for the purpose of enhancing the employability of graduates by employing them for internship. There are no unfulfilled conditions or contingencies relating to such government grants income recognized. The government grant is not guaranteed to be available on an ongoing basis.